Offerings	Oct. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value ILS 0.001 per share, that may be issued pursuant to the exercise of outstanding stock options under the Nayax Ltd. Global Equity Incentive Plan (2018) (the "Plan")
Amount Registered | shares	1,337,492
Proposed Maximum Offering Price per Unit	68.95
Maximum Aggregate Offering Price	$ 92,220,073.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 8,023.15
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares which become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding ordinary shares. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein.

(b) Amount Registered represents ordinary shares that will be issued upon the exercise of outstanding options granted under the Plan. In addition to the shares registered hereunder, to the extent that awards outstanding under the Plan as of the date of this Registration Statement are cancelled, forfeited or held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, reacquired by the registrant prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) subsequent to the date of this Registration Statement, the ordinary shares reserved for issuance pursuant to such awards will become available for issuance as ordinary shares under the Plan.

(c) Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are calculated using the weighted-average exercise price for such shares.

(d) Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are calculated using the weighted-average exercise price for such shares.

(e) Maximum Aggregate Offering Price and Amount of Registration Fee are rounded up to the nearest whole cent.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value ILS 0.001 per share, that may be issued pursuant to the settlement of restricted stock units under the Plan
Amount Registered | shares	236,633
Proposed Maximum Offering Price per Unit	44.7950
Maximum Aggregate Offering Price	$ 10,599,975.24
Fee Rate	0.0087%
Amount of Registration Fee	$ 922.20
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares which become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding ordinary shares. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein.

(b) Amount Registered represents ordinary shares that will be issued upon the settlement of restricted stock units under the Plan. In addition to the shares registered hereunder, to the extent that awards outstanding under the Plan as of the date of this Registration Statement are cancelled, forfeited or held back upon settlement of an award to satisfy the tax withholding, reacquired by the registrant prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) subsequent to the date of this Registration Statement, the ordinary shares reserved for issuance pursuant to such awards will become available for issuance as ordinary shares under the Plan.

(c) Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price are estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based upon the average of the high and low sales prices for the ordinary shares as quoted on the Nasdaq Global Select Market on October 15, 2026 of $44.795 per share.

(d) Maximum Aggregate Offering Price and Amount of Registration Fee are rounded up to the nearest whole cent.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value ILS 0.001 per share, reserved for issuance under the Plan
Amount Registered | shares	1,425,875
Proposed Maximum Offering Price per Unit	44.7950
Maximum Aggregate Offering Price	$ 63,872,070.63
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,556.87
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ordinary shares which become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding ordinary shares. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein.

(b) Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price are estimated solely for the purpose of determining the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based upon the average of the high and low sales prices for the ordinary shares as quoted on the Nasdaq Global Select Market on October 15, 2026 of $44.795 per share.

(c) Amount Registered represents ordinary shares available for issuance under the Plan. In addition to the shares registered hereunder, to the extent that awards issued under the Plan are cancelled, forfeited or held back upon settlement of an award to satisfy the tax withholding, reacquired by the registrant prior to vesting, satisfied without any issuance of stock, expire or are otherwise terminated (other than by exercise) subsequent to the date of this Registration Statement, the ordinary shares reserved for issuance pursuant to such awards will become available for issuance as ordinary shares under the Plan.

(d) Maximum Aggregate Offering Price and Amount of Registration Fee are rounded up to the nearest whole cent.